Description of Business and Significant Accounting Policies - Out of Period Adjustments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Foreign currency adjustments charged to other income and expense	$ (2)
Increase in selling, general and administrative expenses to correct tax accounts in Brazil determined to be unrecoverable	$ 4